Debt (Long-term Debt Maturities) (Details) $ in Millions		12 Months Ended
	Jun. 06, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 01, 2017 USD ($)
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt		$ 422.3	$ 0.0	$ 0.0
Debt Covenant, Total Debt to Total Capitalization Ratio, Maximum		0.65
Unamortized Deferred Financing Costs, Consolidated		$ (5.4)
Current portion - long-term debt		140.2
Long-term Debt, Maturities, Repayments of Principal in Year Two		0.2
2018		0.2
2019		0.2
2020		0.2
Thereafter		441.5
Total Maturities		582.5
Debt Instrument, Unamortized Discount		(2.7)	(1.4)
Total long-term debt		574.4
Unamortized Deferred Financing Costs			(6.3)
Current portion - long-term debt		139.8	4.6
Long-term Debt, Excluding Current Maturities		434.6	581.5
THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		175.0
Long-term Debt, Excluding Current Maturities		434.6	581.5
Letter Of Credit Sublimit		75.0
Line of Credit Facility, Additional Borrowing Capacity		$ 100.0
3.95% Senior Notes due 2049 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		3.95%
Long-term Debt, Gross		$ 425.0
3.95% Senior Notes due 2049 [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt	$ 425.0
Debt Instrument, Interest Rate, Stated Percentage		3.95%
Extinguishment of Debt, Amount	$ 435.0
Revolving Credit Agreement and Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Debt Covenant, Total Debt to Total Capitalization Ratio, Maximum		0.67
First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Total Debt to Total Capitalization Ratio		0.57
Term Loan Maturing 2022 (DPL) [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 0.0	436.1
One Point One Three To One Point One Seven Bonds Maturing In August Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 140.0
Four Point Two Zero Percentage Of U S Government Note Maturing In February Two Thousand Sixty One [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.20%
Long-term Debt, Gross		$ 17.5	17.7
Variable Rate Notes Backed by Term Loan and First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount			60.0
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total Debt to Total Capitalization Ratio		0.57
Generation [Member]
Debt Instrument [Line Items]
Disposal Group, Including Discontinued Operations, Long-Term Debt					$ 0.3
Debt [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Including Current Maturities		$ 574.4	$ 586.1